Loans Held-for-Sale, Net	12 Months Ended
Dec. 31, 2017
Loans Held-for-Sale, Net
Loans Held-for-Sale, Net

Note 5—Loans Held-for-Sale, Net

        Loans held-for-sale, net consists of the following (in thousands):

	December 31, 2017	December 31, 2016
Fannie Mae	$243,717	$538,189
Freddie Mac	47,545	124,102
FHA	987	56

	292,249	662,347
Fair value of future MSR	5,806	13,146
Unearned discount	(612)	(2,126)

Loans held-for-sale, net	$297,443	$673,367

        Our loans held-for-sale, net are typically sold within 60 days of loan origination and the gain on sales are included in gain on sales, including fee-based services, net in the consolidated statements of income. During 2017, we sold $4.81 billion of loans held-for-sale and recorded gain on sales of $68.3 million. During 2016, we sold $1.49 billion of loans held-for-sale, excluding $418.2 million of sales related to loans that were acquired as part of the Acquisition, and recorded gain on sales of $22.8 million. At December 31, 2017 and 2016, there were no loans held-for-sale that were 90 days or more past due, and there were no loans held-for-sale that were placed on a non-accrual status.